Segments - Schedule of Non-current Assets by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Total	$ 174,074	$ 238,760	[1]
United Kingdom
Disclosure Of Operating Segments [Line Items]
Total	137,811	199,312
United States
Disclosure Of Operating Segments [Line Items]
Total	19,986	22,537
Italy
Disclosure Of Operating Segments [Line Items]
Total	9,324	10,600
Colombia
Disclosure Of Operating Segments [Line Items]
Total	3,622	3,780
Spain
Disclosure Of Operating Segments [Line Items]
Total	716	585
Sweden
Disclosure Of Operating Segments [Line Items]
Total	605	630
Germany
Disclosure Of Operating Segments [Line Items]
Total	413	277
Other
Disclosure Of Operating Segments [Line Items]
Total	$ 1,597	$ 1,039

[1]	Government and other grants have been restated due to a presentational error - see Note 21.